Loan Payable (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 22, 2016	Dec. 31, 2018	Dec. 31, 2016
Statement Line Items [Line Items]
Capital contribution interest on loan			$ 265
Sentient Executive GP IV Limited [Member]
Statement Line Items [Line Items]
Loan received	$ 4,500
Loan maturity date	Apr. 30, 2017
Loan discount rate	15.00%
Capital contribution interest on loan	$ 265		$ 265
Minimum proceeds of issuance of common shares that ears Sentient right to pre-payment	2,000
Maximum offering amount raised that requires full payment of Sentient loan	$ 12,000
Shares issued for fee on loan		952,380
Shares issued for fee on loan, value		$ 95